FINANCIAL INSTRUMENTS - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	Rp 245,873
Assets at end of period	276,158	$ 19,377	Rp 245,873
Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	1,962		1,346
Profit or loss	936		126
Other comprehensive income			3
Purchase/addition	2,068		711
Settlement/deduction	(204)		(224)
Assets at end of period	Rp 4,762		Rp 1,962